Guarantor financial information - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Current assets:
Accounts and notes receivable	$ 264,382	$ 178,678	$ 196,918	$ 178,602
Intercompany receivables	0	0	0	0
Inventories	92,488	96,079	96,754	145,969
Prepaid expenses and other current assets	57,128	57,931	64,211	32,079
Total current assets	425,709	341,296	363,483	364,933
Property, plant and equipment, net	966,995	941,283	965,217	611,787
Goodwill	445,659	459,615	478,747	273,210	$ 253,362
Intangible assets, net	564,964	562,326	580,043	276,171
Intercompany receivables	0	0	0
Assets held for sale	3,120	8,840	0
Investments in consolidated subsidiaries	0	0	0	0
Other assets, net	73,228	71,054	72,472	43,732
Total assets	2,479,675	2,384,414	2,459,962	1,569,833
Current liabilities:
Accounts payable	136,100	63,553	83,974	69,360
Short-term borrowings	86,200	95,391	75,319	69,519
Collateralized note payable	119,000	68,000	70,000	91,000
Intercompany Payables	0	0	0	0
Other current liabilities	148,928	195,029	176,176	123,153
Total current liabilities	490,228	421,973	405,469	353,032
Long-term debt	1,712,790	1,641,182	1,622,392	1,110,214
Other liabilities	$ 40,335	$ 38,458	$ 41,975	$ 36,662
Contingencies and commitments
Partners' capital
Partners' equity	$ 269,967	$ 313,509	$ 429,444	$ 63,667
Accumulated other comprehensive income (loss)	(33,645)	(30,708)	(39,318)	6,258
Total partners' capital	236,322	282,801	390,126	69,925	$ 94,476	$ 153,140
Total liabilities and partners' capital	2,479,675	2,384,414	2,459,962	1,569,833
Reportable Legal Entities [Member] | Ferrellgas, L.P. (Parent and Co-Issuer) [Member]
Current assets:
Accounts and notes receivable	(3,564)	(3,228)	(2,858)	(2,810)
Intercompany receivables	43,980	32,939	39,238	45,754
Inventories	71,992	79,953	78,132	132,410
Prepaid expenses and other current assets	38,572	37,203	42,069	22,510
Total current assets	161,544	152,896	162,160	205,662
Property, plant and equipment, net	563,096	566,651	569,640	582,333
Goodwill	245,429	243,615	246,116	246,249
Intangible assets, net	148,730	151,403	155,659	166,251
Intercompany receivables	450,000	450,000	450,000
Assets held for sale	0	0
Investments in consolidated subsidiaries	648,875	641,776	661,081	219,821
Other assets, net	62,242	62,673	62,019	42,689
Total assets	2,279,916	2,269,014	2,306,675	1,463,005
Current liabilities:
Accounts payable	68,773	43,118	40,210	69,237
Short-term borrowings	86,200	95,391	75,319	69,519
Collateralized note payable	0	0	0	0
Intercompany Payables	0	0	0	0
Other current liabilities	140,797	173,372	142,137	118,281
Total current liabilities	295,770	311,881	257,666	257,037
Long-term debt	1,711,805	1,640,213	1,621,439	1,109,336
Other liabilities	36,019	34,119	$ 37,444	$ 26,707
Contingencies and commitments
Partners' capital
Partners' equity	269,967	313,509	$ 429,444	$ 63,667
Accumulated other comprehensive income (loss)	(33,645)	(30,708)	(39,318)	6,258
Total partners' capital	236,322	282,801	390,126	69,925
Total liabilities and partners' capital	2,279,916	2,269,014	2,306,675	1,463,005
Reportable Legal Entities [Member] | Ferrellgas Finance Corp. (Co-Issuer) [Member]
Current assets:
Accounts and notes receivable	0	0	0	0
Intercompany receivables	0	0	0	0
Inventories	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0
Total current assets	1	1	1	1
Property, plant and equipment, net	0	0	0	0
Goodwill	0	0	0	0
Intangible assets, net	0	0	0	0
Intercompany receivables	0	0	0
Assets held for sale	0	0
Investments in consolidated subsidiaries	0	0	0	0
Other assets, net	0	0	0	0
Total assets	1	1	1	1
Current liabilities:
Accounts payable	0	0	0	0
Short-term borrowings	0	0	0	0
Collateralized note payable	0	0	0	0
Intercompany Payables	0	0	0	0
Other current liabilities	0	0	0	0
Total current liabilities	0	0	0	0
Long-term debt	0	0	0	0
Other liabilities	0	0	$ 0	$ 0
Contingencies and commitments
Partners' capital
Partners' equity	1	1	$ 1	$ 1
Accumulated other comprehensive income (loss)	0	0	0	0
Total partners' capital	1	1	1	1
Total liabilities and partners' capital	1	1	1	1
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current assets:
Accounts and notes receivable	81,603	72,921	80,657	27,165
Intercompany receivables	0	0	0	0
Inventories	20,496	16,126	18,622	13,559
Prepaid expenses and other current assets	18,554	20,726	22,140	9,569
Total current assets	121,799	112,351	121,439	50,777
Property, plant and equipment, net	403,899	374,632	395,577	29,454
Goodwill	200,230	216,000	232,631	26,961
Intangible assets, net	416,234	410,923	424,384	109,920
Intercompany receivables	0	0	0
Assets held for sale	3,120	8,840
Investments in consolidated subsidiaries	0	0	0	0
Other assets, net	10,743	8,076	10,087	426
Total assets	1,156,025	1,130,822	1,184,118	217,538
Current liabilities:
Accounts payable	67,327	20,435	43,764	123
Short-term borrowings	0	0	0	0
Collateralized note payable	0	0	0	0
Intercompany Payables	32,903	31,596	30,289	26,155
Other current liabilities	7,885	21,527	33,903	4,716
Total current liabilities	108,115	73,558	107,956	30,994
Long-term debt	450,985	450,969	450,953	878
Other liabilities	4,091	4,114	$ 4,306	$ 9,730
Contingencies and commitments
Partners' capital
Partners' equity	593,806	603,153	$ 621,550	$ 176,581
Accumulated other comprehensive income (loss)	(972)	(972)	(647)	(645)
Total partners' capital	592,834	602,181	620,903	175,936
Total liabilities and partners' capital	1,156,025	1,130,822	1,184,118	217,538
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Current assets:
Accounts and notes receivable	186,343	108,985	119,119	154,247
Intercompany receivables	0	0	0	0
Inventories	0	0	0	0
Prepaid expenses and other current assets	2	2	2	0
Total current assets	186,345	108,987	119,121	154,247
Property, plant and equipment, net	0	0	0	0
Goodwill	0	0	0	0
Intangible assets, net	0	0	0	0
Intercompany receivables	0	0	0
Assets held for sale	0	0
Investments in consolidated subsidiaries	0	0	0	0
Other assets, net	243	305	366	617
Total assets	186,588	109,292	119,487	154,864
Current liabilities:
Accounts payable	0	0	0	0
Short-term borrowings	0	0	0	0
Collateralized note payable	119,000	68,000	70,000	91,000
Intercompany Payables	11,077	1,343	8,949	19,599
Other current liabilities	246	130	136	156
Total current liabilities	130,323	69,473	79,085	110,755
Long-term debt	0	0	0	0
Other liabilities	225	225	$ 225	$ 225
Contingencies and commitments
Partners' capital
Partners' equity	55,715	39,269	$ 39,852	$ 43,559
Accumulated other comprehensive income (loss)	325	325	325	325
Total partners' capital	56,040	39,594	40,177	43,884
Total liabilities and partners' capital	186,588	109,292	119,487	154,864
Eliminations [Member]
Current assets:
Accounts and notes receivable	0	0	0	0
Intercompany receivables	(43,980)	(32,939)	(39,238)	(45,754)
Inventories	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0
Total current assets	(43,980)	(32,939)	(39,238)	(45,754)
Property, plant and equipment, net	0	0	0	0
Goodwill	0	0	0	0
Intangible assets, net	0	0	0	0
Intercompany receivables	(450,000)	(450,000)	(450,000)
Assets held for sale	0	0
Investments in consolidated subsidiaries	(648,875)	(641,776)	(661,081)	(219,821)
Other assets, net	0	0	0	0
Total assets	(1,142,855)	(1,124,715)	(1,150,319)	(265,575)
Current liabilities:
Accounts payable	0	0	0	0
Short-term borrowings	0	0	0	0
Collateralized note payable	0	0	0	0
Intercompany Payables	(43,980)	(32,939)	(39,238)	(45,754)
Other current liabilities	0	0	0	0
Total current liabilities	(43,980)	(32,939)	(39,238)	(45,754)
Long-term debt	(450,000)	(450,000)	(450,000)	0
Other liabilities	0	0	$ 0	$ 0
Contingencies and commitments
Partners' capital
Partners' equity	(649,522)	(642,423)	$ (661,403)	$ (220,141)
Accumulated other comprehensive income (loss)	647	647	322	320
Total partners' capital	(648,875)	(641,776)	(661,081)	(219,821)
Total liabilities and partners' capital	$ (1,142,855)	$ (1,124,715)	$ (1,150,319)	$ (265,575)